DLA Piper LLP (US) 4365 Executive Drive, Suite 1100 San Diego, California 92121-2133 www.dlapiper.com
Michael S. Kagnoff michael.kagnoff@dlapiper.com T 858.638.6722 F 858.638.5122

April 11, 2011

Ms. Barbara C. Jacobs

Assistant Director

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street NE

Washington, D.C. 20549

Re:	The Active Network, Inc.

Registration Statement on Form S-1

Filed February 14, 2011

File No. 333-172254

Dear Ms. Jacobs:

This letter responds to the letter of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), dated March 11, 2011, to David Alberga, Chief Executive Officer of The Active Network, Inc. (the “Company”) regarding the Form S-1, File No. 333-172254 (the “Registration Statement”), filed by the Company on February 14, 2011.

This letter sets forth the comment of the Staff in the comment letter (numbered in accordance with the comment letter) and, following the comment, sets forth the Company’s response. We are enclosing a copy of Amendment No. 1 to the Registration Statement, together with a copy that is marked to show the changes from the initial filing.

General

1. We will process your amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. Please understand that the effect of the price range on disclosure throughout the document may cause us to raise issues in areas on which we have not previously commented.

Response: The Company acknowledges the price range it selects will affect disclosure in several sections of the Registration Statement and that the effect of the price range may cause the Commission to raise issues in areas on which it has not previously commented.

April 11, 2011

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Prospectus Summary

Overview, Page 1

2. Please provide support for the claim that you are the “leading” provider of organization-based cloud computing applications.

Response: The Company has revised the disclosure on pages 1, 45 and 71 to state that it is the leading provider of organization-based cloud computing applications serving a wide range of diverse customer groups, including business events, community activities, outdoors and sports. The Company believes it is the leading provider of organization-based cloud computing applications because it currently has over 47,000 sports, community activities, outdoors and business event customers and received technology fees from more than 70 million registrations in 2010. The Company is not aware of any other company that approaches this number of organizers and annual registrations through cloud computing application across these customer groups. Organization-based cloud computing is a relatively new method of managing activities and events, which have traditionally been organized and registrations tracked by using a combination of paper-based systems, basic desktop applications and spreadsheets. While certain of the Company’s competitors offer cloud computing applications for product offerings in which the Company competes, the Company is not aware of any competitor that participates across all of the Company’s customer groups at a scale comparable to the Company. The Company has accumulated significant insight regarding its competitive landscape during the last eleven years of providing organization-based cloud computing applications to tens of thousands of customers, and would be aware if a company had similar scale or customer reach.

Industry Overview, page 2

3. We note your reference to the study that you commissioned. Please disclose the name of the author of the study and file a consent from the author as an exhibit to the registration statement.

Response: The Company has revised the disclosure on pages 2 and 71 to reference Survey.com as the author of the study. In addition, the Company has revised the exhibit index to the Registration Statement to include a copy of the consent as exhibit 23.3.

Refer to Rule 436 of Regulation C. Risk Factors Associated with our Business, page 4

4. The summary should provide a balanced presentation of your company and its operations. As currently written, your summary emphasizes your strengths and growth

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strategy. Please balance your disclosure by providing an equally prominent overview of the material risks to, and weaknesses in, your business.

Response: Pursuant to the Staff’s comment, the Company has revised the disclosure on page 4 to provide an equally prominent overview of the material risks to, and weaknesses in, its business.

Risk Factors

If credit card payment processors and service providers fail or no longer agree to provide their services or increase processing fees…,” page 16

5. You disclose in this risk factor that you rely on agreements with large payment processing organizations in order to provide certain services to your customers. Please discuss your relationships with these organizations in your Business section and file your agreements with these organizations as exhibits to your registration statement. Alternatively, provide us with your analysis as to how you concluded that you are not substantially dependent upon these agreements, such that they are not required to be filed as exhibits. Refer to Item 601(b)(10)(ii)(B) of Regulation S-K.

Response: While the Company currently relies on agreements with large payment processing organizations in order to provide certain services to its customers, the Company’s business is not substantially dependent on these organizations. The Company’s current agreement with Paymentech, a large payment processor, requires only 90 days notice of non-renewal at the expiration of the term. The Company believes it can replace the services provided by Paymentech with alternate providers such as Bank of America Merchant Services or Wells Fargo Merchant Services, within the 90-day period and on comparable terms. Given these agreements are readably replaceable and the services provided are not unique or proprietary to the Company, the Company has concluded that these agreements are not material. As a result, the Company has determined that it is not required to discuss its relationships with these organizations in its business section or file these agreements as exhibits to the Registration Statement under 601(b)(10)(ii)(B) of Regulation S-K.

“Our directors, executive officers, and significant stockholders will continue to hold a substantial portion of our stock after this offering…, page 30

6. Please revise the text of this risk factor to address whether any of your existing stockholders have any agreements or understandings to act together in matters submitted for stockholder approval.

April 11, 2011

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Response: Pursuant to the Staff’s comment, the Company has revised the risk factor on page 30 to state that it is not aware of any agreements of understandings among the existing stockholders that will be in place following the initial public offering.

“Our future capital needs are uncertain…,” page 31

7. We note the statement in this risk factor that the proceeds from the offering together with your existing sources of cash and cash flows may not be sufficient to fund all of your activities. We also note, however, the statement in your liquidity discussion on page 66 that you believe your existing cash, cash flows and the net proceeds from the offering will be sufficient to fund your operations for at least the next 12 months. Please disclose in this risk factor the minimum period of time that you will be able to conduct your planned operations using currently available capital resources.

Response: Pursuant to the Staff’s comment, the Company has revised the risk factor on page 31 to disclose that the minimum period of time that it will be able to conduct its planned operations using currently available capital resources is 12 months.

Market, Industry and Other Data, page 34

8. We note your statement that you have not independently verified any third-party information included in the prospectus and cannot assure its accuracy or completeness. Market data included in your registration statement must be based on reasonable and sound assumptions. Please revise the text as necessary so that you do not suggest that you could lack a reasonable belief as to the accuracy and completeness of the market data you elect to include in the filing.

Response: Pursuant to the Staff’s comment, the Company has revised the disclosure on page 34 to delete the statement that it has not independently verified any third-party information included in the prospectus. Moreover, the Company has affirmatively stated on page 34 that it believes its market data is based on reasonable and sound assumptions.

Use of Proceeds, page 35

9. We note that you intend to use part of the net proceeds from this offering to repay outstanding debt. Please provide the disclosure required by Instruction 4 to Item 504 of Regulation S-K.

Response: Pursuant to the Staff’s comment, the Company has revised page 35 to include the applicable disclosure required by Instruction 4 to Item 504 of Regulation S-K.

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Management’s Discussion and Analysis of Financial Condition and Results of Operations

Overview, page 44

10. Consider supplementing your overview to provide insight into material opportunities, challenges and risks, such as those presented by known material trends and uncertainties, on which your executives are most focused for both the short and long term. For example, you discuss in a risk factor on page 14 that you may face resistance from customers who you are transitioning from legacy products to ActiveWorks. Please tell us what thought you have given to discussing this as a material challenge facing the company in your executive overview, as well as the actions that you are taking to address this challenge. Also, consider discussing the opportunities and challenges you face in expanding your operations outside of North America. Please refer to Section III.A of SEC Release No. 33-8350 for further guidance.

Response: Pursuant to the Staff’s comment, the Company has revised page 45 to provide insight into the material long-term and short-term opportunities, challenges and risks the Company is currently facing.

11. We note from your disclosures on pages 15 and F-41 that you became aware of a security breach in one of the legacy computer systems from one of your acquisitions. Tell us what consideration you gave to disclosing and quantifying any reasonably expected material impact on your liquidity, capital resources and/or results of operations from any currently known trends, events and uncertainties related to this incident. Refer to Section III.B.3 of SEC Release 338350.

Response: The Company evaluated its potential liability as a result of the security breach in accordance with ASC 450, which requires that a loss contingency that is probable and reasonably estimable must be accrued and appropriately disclosed, if necessary. As the investigation into the security breach is in the early stages and no claims have been asserted against the Company, it has concluded that any potential liability as a result of the security breach is not probable as defined in ASC 450-20-20 at this time because no future event or events are likely to occur or reasonably estimable at the balance sheet dates. The Company will continue to update its disclosures and monitor the financial statement impact, if any, in future filings.

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Critical Accounting Policies

Common Stock Valuations, page 53

12. You indicate on page 55 that the price of your common stock for January – February 2009 grant dates was $4.78 based on the October 2008 stock valuation. Please reconcile this to your table on page 54 indicating that the common stock fair value per share on the date of certain grants in January and February 2009 was $1.96. We note that you effected a stock option repricing in September 2009 that appears to have only impacted the exercise price of certain unexercised options held by current employees.

Response: The Company respectfully submits the original price of its common stock for the January-February 2009 grants was $4.78 per share. In September 2009, the Company effected a stock option repricing after which all options held by then employees with an exercise price greater than $1.96 per share were repriced to $1.96. However, certain stock options issued in January-February 2009 were granted to two employees who subsequently left the Company and as a result their stock options were not repriced. Given the table on page 54 shows the original exercise prices of the stock options, the Company has updated the table to reflect the original grant prices on the respective dates to avoid confusion. The Company has also added a footnote to discuss the options repriced in September 2009.

13. Please explain why there were no common stock valuations performed between the March 2009 and June 2010 valuation dates. In this regard, we note the stock option repricing in September 2009 and the significant stock option grant in March 2010. Justify why there was no change in the fair value of your common stock, considering any internal or external factors affecting the company.

Response: The Company respectfully submits that it completed a common stock valuation in March 2010, twelve months after the date of its last valuation completed in March 2009. The Company has revised the disclosure on page 55 to clarify the dates of its common stock valuations. The Company’s stock valuation was based upon the probability-weighted present value of expected future investment returns, considering various future outcomes available to the Company, including an initial public offering, a sale, a dissolution, or continued operations as part of a viable enterprise. The Company did not complete a new valuation between March 2009 and March 2010 because the Company concluded that no internal or external material events occurred during this period that would have affected this probability-weighted present value of expected future investment returns. Internally, neither the Company’s business projections nor the probability of the various liquidation scenarios changed during this time. In addition, the Company did not complete any material acquisitions or financings that would affect its valuation. Externally, the market continued to be unstable during this time period. Given the market instability in combination with no material internal factors, the Company concluded its value during this period remained unchanged.

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14. Please continue to update this section for significant grants and changes in fair value up to the filing and registration date. Once the IPO price has been established, also update this disclosure to discuss each significant factor contributing to any significant difference between the estimated IPO price and the most recent valuation.

Response: The Company acknowledges that (i) it will continue to update the section on Critical Accounting Policies for significant grants and changes in fair value up to the filing of the final prospectus with the Commission; and (ii) once the IPO price has been established, the Company will update this disclosure to discuss each significant factor contributing to any significant difference between the estimated IPO price and the most recent valuation.

Indebtedness, page 69

15. Please advise if you intend to file your Earn–Out Agreement with ALS or you loan agreements with Pinnacle Financial Partners, Bank of Celina and Bank of Tullahoma as exhibits to your registration statement. Refer to Item 601(b)(10) of Regulation S-K.

Response: The Company does not intend to file the earn-out agreement with ALS or the loan agreements with Bank of Celina and Bank of Tullahoma as exhibits to the Registration Statement. As of December 31, 2010, the remaining earn-out payable to ALS was approximately $1.0 million. Outstanding borrowings from Bank of Celina were approximately $0.2 million as of December 31, 2010. These amounts owed, or these potential amounts owed, are not material to the Company’s business. The Company had no outstanding debt with Bank of Tullahoma as of December 31, 2010. Pursuant to the Staff’s comment, the Company has revised the exhibit index to include the loan agreement with Pinnacle Financial Partners and has filed the exhibit accordingly.

Business

Facilities, page 83

16. If you have agreements with your main web-hosting facilities in Burbank, California and Ashburn, Virginia, please describe the material terms of such agreements in your Business section and file the agreements as exhibits to the registration statement. Refer to paragraphs (ii)(B) and (ii)(D) of Item 601(b)(10) of Regulation S-K. Also, you identify your facilities in Draper, Utah and Boulder, Colorado as two of your largest facilities, but you have not filed the leases related to these facilities as exhibits. Please advise. Refer to Item 601(b)(10)(ii)(D) of Regulation S-K.

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Response: The Company respectfully submits that it does not consider the contracts for its web-hosting facilities in Burbank, California and Ashburn, Virginia to be material to the Company’s business because it has concluded that it can replace these facilities, at comparable terms, without any material interruption to its business. In addition, while the facilities located in Draper, Utah and Boulder, Colorado are large in terms of square footage, the Company does not consider the leases that govern its occupancy to be material to the Company’s business as no critical functions are housed in these facilities and the Company believes it can find suitable replacement space on comparable terms and without disruption. Accordingly, the Company has revised page 81 to reference the Company’s material leases as opposed to referencing the Company’s largest leases and has excluded the Draper and Boulder facilities from the list of material leases.

Executive Compensation

Performance-Based Cash Bonus Awards, page 95

17. Revise to disclose the net revenue and adjusted EBITDA targets used in determining bonuses under your 2010 Bonus Plan. Alternatively, provide us with a supplemental analysis as to why it is appropriate to omit these targets pursuant to Instruction 4 to Item 402(b) of Regulation S-K. Also, clearly identify adjusted EBITDA as a non-GAAP financial measure, and briefly explain how it is calculated from your audited financial statements. Refer to Instruction 5 to Item 402(b) of Regulation S-K.

Response: The Company respectfully submits that it has omitted the net revenue and adjusted EBITDA targets because disclosure could cause substantial economic harm to the Company by hampering its competitive position. The Company’s net revenue and adjusted EBITDA targets in 2010 fall within the commercial information protected and not required to be disclosed under National Parks and Conservation Association v. Morton, 498 F.2d 765 (D.C. Cir. 1974) and Burke Energy Corporation v. Department of Energy, 583 F.Supp. 507 (1984). Disclosing the Company’s internal targets would give competitors and others insight into the internal projected growth rates of the Company’s net revenue and adjusted EBITDA. Public insight into these internal projections could in turn impair the Company’s growth strategies and provide competitors an unfair advantage in competing with the Company. Accordingly, the Company’s competitive position would be substantially harmed by the disclosure of the net revenue and adjusted EBITDA targets. In lieu of disclosing the actual net revenue and adjusted EBITDA targets, the Company previously included the following disclosure on page 93 regarding the likelihood that the future targets may be achieved in accordance with Instruction 4 to Item 402(b) of Regulation S-K:

“At the time the corporate goals were set, our compensation committee believed that the corporate goals were challenging and aggressive. For example, at each of the three thresholds, we would have had to achieve an exceptional year-over-year increase in our annual Adjusted EBITDA and revenue. Our compensation committee believed that the achievement of the

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Adjusted EBITDA and revenue goals at each of the threshold levels would require extraordinary efforts, excellent leadership, effective leveraging of our competencies and a clear focus on driving results throughout the year.”

Stock-Based Incentive Awards, page 96

18. Revise to disclose the specific factors considered by your compensation committee in determining the number of stock options granted to each of your named executive officers in fiscal 2010. Refer to Item 402(b)(2)(vii) of Regulation S-K.

Response: Pursuant to the Staff’s comment, the Company revised page 94 to specify the factors the compensation committee considered in determining the number of stock options granted to each of its named executive officers in fiscal 2010.

Related Party Transactions, page 110

19. Please file your Master Services Agreement with USTA and your Internet advertising and promotion agreement with an affiliate of ESPN as exhibits to your registration statement. Refer to Item 601(b)(10)(ii)(A) of Regulation S-K. Also, disclose in this section your online registration services agreement with the Walt Disney Company, as discussed in Note 20 to your consolidated financial statements, and file the agreement as an exhibit, or advise.

Response: The Company respectfully submits that the Master Services Agreement with USTA and the services agreements with ESPN and Walt Disney are agreements which are immaterial to the Company both in amount and significance as they each generate less than one percent of the Company’s revenue. Accordingly, the Company has not filed these agreements as exhibits to the Registration Statement in accordance with Item 601(b)(10)(ii)(A) of Regulation S-K.

Principal and Selling Stockholders, page 114

20. Please disclose the individual or individuals who exercise the voting and dispositive powers over the securities held by Elicia Acquisition Corp. Refer to Regulation S-K Compliance and Disclosure Interpretation No. 140.02.

Response: Pursuant to the Staff’s comment, the Company has revised the disclosure on page 114 accordingly.

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21. Please tell us whether any of the selling stockholders are broker-dealers or affiliates of broker-dealers. If any are registered broker-dealers who acquired their shares as investments, rather than as transaction-based compensation for the performance of investment banking or similar services, they should be named as underwriters. With respect to any affiliates of registered broker-dealers, expand the prospectus to indicate whether they acquired the securities to be resold in the ordinary course of business. Also indicate whether at the time of the acquisition they had any agreements, understandings or arrangements with any other persons, either directly or indirectly, to dispose of the securities.

Response: The Company does not yet know which individuals will constitute selling stockholders; however, the Company does not anticipate that any selling stockholders will be registered broker-dealers or affiliates of broker-dealers. The Company acknowledges that if any selling stockholders include broker dealers or their affiliates, the Company will expand the prospectus to indicate (i) whether such stockholders acquired the securities to be resold in the ordinary course of business; and (ii) whether at the time of the acquisition such stockholders had any agreements, understandings or arrangements with any other persons, either directly or indirectly, to dispose of the securities.

22. Footnotes three and five disclaim beneficial ownership except to the extent of pecuniary interest. Please note that beneficial ownership is not determined based on pecuniary interest. Refer to Exchange Act Rule 13d-3(a). Please revise.

Response: Pursuant to the Staff’s comment, the Company has revised the disclosure on page 114 accordingly.

Shares Eligible for Future Sale

Lock-Up Agreements, page 127

23. Please file the lock-up agreements as exhibits to the registration statement.

Response: Pursuant to the Staff’s comment, the Company has filed the form of lock-up agreement as an exhibit to the underwriting agreement which is filed as exhibit 1.1 to the Registration Statement.

Index to Consolidated Financial Statements, page F-1

24. Please update your financial statements and related disclosures throughout the filing in accordance with Rule 3-12 of Regulation S-X.

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Response: The Company acknowledges that it will update its financial statements and related disclosures in accordance with Rule 3-12 of Regulation S-X.

Consolidated Statements of Operations, page F-4

25. Based on disclosures throughout your filing, it appears that you generate revenue from licensed software. Explain how your presentation of net revenue and cost of net revenue complies with Rule 5-03 of Regulation S-X. In this regard, tell us what consideration you gave to separately presenting net revenue from products and net revenue from services. Tell us the amount of revenue attributable to sales of licensed software products for each period presented.

Response: The Company acknowledges the Staff’s comment and advises the Staff that licensed software was not material to any of the periods presented that would require separate disclosure on the Company’s consolidated statements of operations in accordance with Rule 5-03 of Regulation S-X. The amounts of revenue related to licensed software was approximately $7.6 million, $3.9 million and $5.6 million for the years ended December 31, 2008, 2009 and 2010, respectively, or approximately 5%, 2% and 2% as a percentage of technology revenue, respectively.

Notes to Consolidated Financial Statements

Note 2. Summary of Significant Accounting Policies

Unaudited Pro Forma Balance Sheet and Net Loss Per Share, page F-7

26. We note that your pro forma presentation gives effect to the conversion of all convertible preferred stock outstanding. Tell us what consideration you gave to the requirements of Article 11 of Regulation S-X, which provide that only events or transactions that are factually supportable and probable of occurring should be included in pro forma presentations. In this regard, we note from the description of the conversion terms of your preferred stock on pages F-27 and F-28 that conversion is only automatic upon meeting certain conditions, including the Company having a market capitalization of at least a certain amount after this offering. For each class of preferred stock, explain why you believe all of these conditions will be met to trigger the automatic conversion.

Response: In response to the Staff’s comment, the Company believes that the initial public offering will exceed the minimum amount of gross proceeds and the market capitalization required for automatic conversion of each class of preferred stock into common

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stock under the existing terms of its Amended and Restated Certificate of Incorporation, as reflected in the calculation of registration fee table on the front cover of the Registration Statement. The Company would not complete an initial public offering in which each class of preferred stock would not be converted into common stock as set forth in the pro forma presentation in the Registration Statement. As such, the Company advises that if, in the process of determining a bona fide estimate of the public offering price, it appears the initial public offering may not meet the minimum conditions required for an automatic conversion, then the Company would seek to secure prior to circulating any preliminary prospectus, a waiver of the conditions from the requisite holders of preferred shares or an amendment to the conversion terms.

Revenue Recognition, page F-8

27. We note your disclosure of your policy for recognizing revenue associated with software license arrangements that include professional services that do not qualify for separate accounting. Tell us what consideration you gave to disclosing your revenue recognition policy for those arrangements in which the professional services do qualify for separate accounting.

Response: The Company acknowledges the Staff’s comment and advises the Staff that for professional services for which fair value has been established for the undelivered elements, the services are not essential to the functionality of the software license and the software license and professional services are separately priced. The Company recognizes the license revenue when the software has been delivered and recognizes the professional services over the service period. For these arrangements, the nature of the services do not involve significant modification or customization, payment for the software license is not tied to the performance of the professional services and the service period is generally over a short period of time. The revenue related to these types of arrangements were immaterial for each of the periods presented.

Note 13. Legal Proceedings, page 13

28. We note your disclosure on pages 25 and 83 regarding the litigation with Electronic Arts, Inc. If there is a reasonable possibility that a loss may have been incurred and the amount of that additional loss would be material, you should include a discussion of the nature of the contingency and either disclose the estimated additional loss or state that such an estimate cannot be made. Please tell us whether you believe that it is reasonably possible that additional losses would be material and, if so, how your disclosure complies with paragraphs 3 through 5 of ASC 450-20-50 and SAB Topic 5Y.

Response: The Company respectfully submits that that the litigation with Electronic Arts, Inc. is not material to the Company’s business, nor is there a reasonable possibility that a loss may be incurred or that the amount of the loss would be material. Accordingly, the Company does not believe any additional disclosure is required.

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Note 14. Preferred Stock

Convertible Preferred Stock, page F-26

29. We note that you have classified convertible preferred stock outside of permanent equity. Explain the term(s) of these instruments that you considered in this classification and reference the authoritative accounting literature relied upon. In this regard, your disclosures should indicate why these preferred shares are being classified as temporary equity.

Response: The Company acknowledges the Staff’s comment and advises the Staff that the Company classified its convertible preferred stock outside of permanent equity in accordance with Accounting Series Release No. 268 as these equity securities include a deemed liquidation clause that would be triggered in the event of a change in control of the Company, which is defined as an event in which the redeemable convertible preferred stockholders and convertible stockholders own less than 50% of the voting power immediately after such merger or acquisition. Further, a majority of the Company’s Board of Directors is comprised of holders of the Company’s redeemable convertible preferred stock and convertible preferred stock, and therefore a change in control would be considered outside of the control of the Company. The Company has revised the disclosure regarding the classification of the convertible preferred stock accordingly.

Item 15. Recent Sales of Unregistered Securities, page II-3

30. For transactions listed where you rely on Section 4(2) or Rule 506, please disclose whether the purchasers were accredited or sophisticated and, if the latter, outline the access to information afforded to them.

Response: Pursuant to the Staff’s comment, the Company has revised the disclosure to reflect that each of the purchasers were accredited investors.

Item 16. Exhibits and Financial Statement Schedules, page II-5

31. We note that you have filed forms of your indemnification and retention agreements with your executive officers as Exhibits 10.36 and 10.37, respectively. Please provide us with your analysis as to why such agreements should not be considered “management contracts,” executed versions of which should be filed separately for each

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executive officer. Refer to Instruction 1 to paragraph (b)(10) of Item 601 of Regulation S-K.

Response: Pursuant to the Staff’s comment, the Company has revised the exhibit index to include executed versions of the indemnification agreements and retention agreements and has filed or will file these exhibits accordingly.

Item 17. Undertakings, page II-7

32. We note that you have included the undertakings from paragraphs (a)(5)(ii) and (a)(6) of Item 512 of Regulation S-K. These undertakings do not appear applicable to your offering. Please advise.

Response: Pursuant to the Staff’s comment, the Company has revised its undertakings on page II-7 of the Registration Statement accordingly.

*    *    *

If you require any additional information on these issues, or if we can provide you with any other information that will facilitate your continued review of this filing, please advise us at your earliest convenience. You may reach me at 858.638.6722.

Very truly yours,

DLA Piper LLP (US)

/s/ Michael S. Kagnoff
Michael S. Kagnoff
Partner